SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade payables	$ 1,236,210	$ 5,269,426	$ 1,370,658
Payroll related liabilities	247,968	368,289	563,588
Accrued liabilities	155,365	332,822	367,211
Total accounts payable and accrued liabilities	$ 1,639,543	$ 5,970,537	$ 2,301,457